OPERATING SEGMENT - Disaggregation of Revenues From Contracts with Customers (Details) € in Millions	6 Months Ended
	Jun. 26, 2020 EUR (€) segment	Jun. 28, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | segment	1
Total revenue	€ 4,837	€ 5,802
Iberia[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	917	1,282
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,014	1,171
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	1,026	1,151
France[2]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	808	967
Belgium/Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	426	493
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	250	295
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	199	218
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	162	184
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 35	€ 41